Rental expense and commitments	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Commitments Disclosure [Text Block]

Note 36 – Rental expense and commitments

At December 31, 2013, the Corporation was obligated under a number of non-cancelable leases for land, buildings, and equipment which require rentals as follows:

Year	Minimum payments[1]
(In thousands)
2014	$37,188
2015	35,192
2016	31,825
2017	25,815
2018	20,858
Later years	146,474
$297,352

[1] Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $6.2 million at December 31, 2013.

Total rental expense for all operating leases, except those with terms of a month or less that were not renewed, for the year ended December 31, 2013 was $ 40.3 million (2012 - $ 44.3 million; 2011 - $ 49.9 million), which is included in net occupancy, equipment and communication expenses, according to their nature.